3. SECURITIES	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
SECURITIES

3.	SECURITIES

The amortized cost and estimated fair values of securities available-for-sale are as follows:

	September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Government National Mortgage
Association	$1,618	$56	$-	$1,674
Federal Home Loan Mortgage
Corporation	2,077	92	-	2,169
Federal National Mortgage Association	12,914	928	-	13,842
	16,609	1,076	-	17,685
CMOs:
Government National Mortgage
Association	1,604	184	-	1,788

Marketable equity securities	371	125	(2)	494
	$18,584	$1,385	$(2)	$19,967

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Government National Mortgage
Association	$1,772	$61	$-	$1,833
Federal Home Loan Mortgage
Corporation	3,343	91	-	3,434
Federal National Mortgage Association	16,367	812	-	17,179
	21,482	964	-	22,446
CMOs:
Government National Mortgage
Association	1,987	196	-	2,183

Marketable equity securities	386	136	(3)	519
	$23,855	$1,296	$(3)	$25,148
	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Investment securities:
Time Deposits other banks	$47,975	$-	$-	$47,975
Mortgaged-backed securities:
Federal National Mortgage Association	24,200	1,194	(1)	25,393
Federal Home Loan Mortgage
Corporation	5,530	451	-	5,981
Private Label	1,377	367	(102)	1,642
CMOs:
Federal Home Loan Mortgage
Corporation	129	1	-	130
Federal National Mortgage
Association	1,067	52	-	1,119
Private Label	320	300	(1)	619
	$80,598	$2,365	$(104)	$82,859

The amortized cost and estimated fair values of securities held-to-maturity are as follows:

	September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Investment securities:
Time Deposits other banks	$44,673	$-	$-	$44,673
Mortgaged-backed securities:
Federal National Mortgage Association	17,364	1,180	-	18,544
Federal Home Loan Mortgage
Corporation	3,874	321	-	4,195
Private Label	-	-	-	-
CMOs:
Federal Home Loan Mortgage
Corporation	76	5	-	81
Federal National Mortgage
Association	826	71	-	897
Private Label	-	-	-	-
	$66,813	$1,577	$-	$68,390

Details concerning securities with unrealized losses as of September 30, 2012 are as follows:

	Securities with losses		Securities with losses
	under 12 months		over 12 months		Total
	Fair Value	Gross unrealized losses	Fair value	Gross Unrealized losses	Fair value	Gross unrealized losses
Available-for-sale
Marketable equity securities	$-	$-	$5	$(2)	$5	$(2)
Total	$-	$-	$5	$(2)	$5	$(2)

The Company has 325 investments at September 30, 2012 of which two had immaterial unrealized losses.

Details concerning securities with unrealized losses as of September 30, 2011 are as follows:

	Securities with losses		Securities with losses
	under 12 months		Over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	Losses	value	losses	value	losses
Available-for-Sale
Marketable equity securities	$7	$(3)	$-	$-	$7	$(3)
	$7	$(3)	$-	$-	$7	$(3)

	Securities with losses		Securities with losses
	under 12 months		Over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Held-to-Maturity
Mortgage backed securities
Private Label	$231	$(13)	$499	$(89)	$730	$(102)
Federal National Mortgage Association	199	(1)	-	-	199	(1)
CMOs:
Private label	48	(1)	-	-	48	(1)
	$478	$(15)	$499	$(89)	$977	$(104)

The Company had 411 investments at September 30, 2011 of which 30 had unrealized losses. These unrealized losses generally result from changes in market interest rates and as a result of the disruption in the existing mortgage securities market due to illiquidity in certain sectors of that market. The unrealized losses associated with investment securities issued by government sponsored enterprises “GSE’s” are caused by changes in interest rates and are not considered credit related since the contractual cash flows of these investments are guaranteed by these agencies.

GSEs have access to additional capital and liquidity resources from the U.S. Treasury, which indicates that they will be able to honor their guarantees, related to the contractual cash flows of the mortgage-backed securities “MBS” that they have issued. In the case of securities issued by the Government National Mortgage Association, the securities are fully guaranteed by the U.S. Government.

For each private label security, duration of the impairment, credit support and cash flows were assessed to determine whether the security was temporarily or other than temporarily impaired. Management evaluates the actual mortgage delinquencies, foreclosures, and real estate owned for each security, as well as future expected losses in the underlying mortgage collateral to determine if there is a high probability for expected losses and contractual shortfalls of interest or principal, which could warrant recognition of other than temporary impairment. Based upon its evaluation, the Company determined that some securities have been other-than-temporarily impaired. Consequently, during 2012, 2011, and 2010 the value of these securities has been reduced with a corresponding charge to earnings of $128, $286 and $177, respectively, which represents the credit portion of the losses. The remaining balances of the private label securities have been determined to have sufficient credit support and cash flows to repay the remaining principal of the security.

In September 2011, the Company redeemed, and recognized an immaterial gain on its investment in the unit investment trust which consisted of common stock in 16 community banks located around the nation and three single issue bank common stocks, typically obtained in mutual to stock thrift conversions.

At September 30, 2012 and 2011, securities with a cost of approximately $18,850 and $19,550 were pledged to secure deposits and advances from the FHLB of Dallas as required or permitted by law.

The amortized cost and estimated fair value of available-for-sale securities by contractual maturity at September 30, 2012, has not been presented due to the investment in mortgage-backed securities. Actual maturities of these securities will differ from contractual maturities because borrowers may have the right to call or prepay obligations without call or prepayment penalties.

The amortized cost and estimated fair value of held-to-maturity securities by contractual maturity at September 30, 2012, is shown below. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due within one year	$33,511	$33,511
Due after one year but within five years	11,162	11,162
Total	44,673	44,673

Mortgage-backed securities	22,140	23,717
	$66,813	$68,390

The following table presents a roll-forward of the amount of credit losses on debt securities held by the Company for which a portion of OTTI was recognized in other comprehensive income for the years ended September 30, 2012 and 2011:

Beginning balance of credit losses at October 1, 2011	$1,563
Other-than-temporary impairment credit losses on securities not previously OTTI	35
Increases for additional credit losses on securities previously determined to be OTTI	93
Reduction for increases in cash flows	-
Reduction due to credit impaired securities sold or fully settled	(1,691)
Ending balance of cumulative credit losses recognized in earnings at September 30, 2012	$0

The beginning balance includes credit related losses included in OTTI charges recognized on debt securities.

Beginning balance of credit losses at October 1, 2010	$1,442
Other-than-temporary impairment credit losses on securities not previously OTTI	95
Increases for additional credit losses on securities previously determined to be OTTI	191
Reduction for increases in cash flows	-
Reduction due to credit impaired securities sold or fully settled	(165)
Ending balance of cumulative credit losses recognized in earnings at September 30, 2011	$1,563

The amount of other-than-temporary impairment credit losses on securities for which we had previously recognized OTTI amounted to $93 and the amount related to losses on securities with no previous losses amounted to $35 at September 30, 2012. Debt securities with unrealized losses are reviewed for OTTI at each reporting period. Management monitors these securities for evidence of credit deterioration that could indicate that an OTTI has occurred. Among other factors, changes in the security’s credit rating from a credit rating agency are considered as evidence of potential credit deterioration. For securities that have indications of credit related impairment, management analyzes future expected cash flows to determine if any credit related impairment is evident. Estimated cash flows are determined using management’s best estimate of future cash flows based on specific assumptions. The assumptions used to determine the cash flows were based on estimates of loss severity, credit default, and prepayment speeds. For each security, these assumptions were developed by taking the trailing six month historical average rate for the security.

Gains on sale of available for sale securities of $167, $96 and $108 were realized on sales of securities in the years ended September 30, 2012, 2011, and 2010 respectively. Proceeds of $370, $232 and $577 were received from the sale of securities during the twelve months ended September 30, 2012, 2011, and 2010 respectively. Losses on available for sale securities of $0, $0 and $18 were realized on sales of securities in the years ended September 30, 2012, 2011 and 2010.

Non-credit related OTTI losses in accumulated other comprehensive income were $0 as of September 30, 2012 and $534 as of September 30, 2011. These losses were related to investments in private label CMOs. During the fourth quarter ended September 30, 2012, private-label mortgage backed securities in our held-to-maturity portfolio with a carrying amount of $1,766 were sold for an immaterial gain. While the Company had the ability to hold these securities, due to the current uncertainties in the market place, management made the decision to move these securities out of the portfolio.